SUBSIDIARY PUBLIC ISSUERS - Financial Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of comprehensive income [abstract]
Revenues	$ 6,597	$ 4,652	$ 3,535
Net income attributable to partnership	233	410	125
Statement of financial position [abstract]
Current assets	5,841	2,276	1,512
Non-current assets	50,467	34,304	27,965
Current liabilities	5,439	2,417	1,564
Non-current liabilities	28,692	19,495	14,439
Non-controlling interest—Redeemable Partnership Units held by Brookfield	2,039	1,823	2,012
Non-controlling interest—Exchange LP	18	71
Non-controlling interests—in operating subsidiaries	14,113	7,303
Preferred unitholders	935	936
Our partnership
Statement of comprehensive income [abstract]
Revenues	0	0	0
Net income attributable to partnership	52	192	11
Statement of financial position [abstract]
Current assets	0	0
Non-current assets	5,983	5,449
Current liabilities	0	0
Non-current liabilities	0	0
Non-controlling interest—Redeemable Partnership Units held by Brookfield	0	0
Non-controlling interest—Exchange LP	0	0
Non-controlling interests—in operating subsidiaries	0	0
Preferred unitholders	0	0
The Fincos
Statement of comprehensive income [abstract]
Revenues	0	0	0
Net income attributable to partnership	0	0	0
Statement of financial position [abstract]
Current assets	0	0
Non-current assets	0	0
Current liabilities	0	0
Non-current liabilities	1,655	1,483
Non-controlling interest—Redeemable Partnership Units held by Brookfield	0	0
Non-controlling interest—Exchange LP	0	0
Non-controlling interests—in operating subsidiaries	0	0
Preferred unitholders	0	0
BIPIC
Statement of comprehensive income [abstract]
Revenues	0	0	0
Net income attributable to partnership	0	0	0
Statement of financial position [abstract]
Current assets	0	0
Non-current assets	889	568
Current liabilities	75	0
Non-current liabilities	0	0
Non-controlling interest—Redeemable Partnership Units held by Brookfield	0	0
Non-controlling interest—Exchange LP	0	0
Non-controlling interests—in operating subsidiaries	0	0
Preferred unitholders	0	0
Subsidiaries of our partnership other than the Issuers
Statement of comprehensive income [abstract]
Revenues	0	0	0
Net income attributable to partnership	233	410	125
Statement of financial position [abstract]
Current assets	0	0
Non-current assets	8,905	8,281
Current liabilities	0	0
Non-current liabilities	0	0
Non-controlling interest—Redeemable Partnership Units held by Brookfield	0	0
Non-controlling interest—Exchange LP	0	0
Non-controlling interests—in operating subsidiaries	0	0
Preferred unitholders	0	0
Consolidating adjustments
Statement of comprehensive income [abstract]
Revenues	6,597	4,652	3,535
Net income attributable to partnership	(52)	(192)	$ (11)
Statement of financial position [abstract]
Current assets	5,841	2,276
Non-current assets	34,690	20,006
Current liabilities	5,364	2,417
Non-current liabilities	27,037	18,012
Non-controlling interest—Redeemable Partnership Units held by Brookfield	2,039	1,823
Non-controlling interest—Exchange LP	18	71
Non-controlling interests—in operating subsidiaries	14,113	7,303
Preferred unitholders	$ 935	$ 936